Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current expense (benefit):
Federal	$ 52,000
Total current expense (benefit)	52,000
Deferred expense (benefit):
State	(15,000)
Total deferred tax expense (benefit)	(15,000)
Total income tax expense (benefit)	$ 37,000	$ 0	$ 0